EIP Growth and Income Fund		January 31, 2024
Schedule of Investments (unaudited)

Shares		Value
UNITED STATES COMMON STOCKS - 52.16%
	Construction & Engineering - 2.89%
22,000	Fluor Corp.(a)	$829,620
6,980	Quanta Services, Inc.	1,354,469
		2,184,089
	Energy - 17.86%
5,300	Cheniere Energy, Inc.	869,147
4,000	Chevron Corp.	589,720
59,270	DT Midstream, Inc.	3,182,206
5,409	Enbridge, Inc.	192,020
22,600	Equitrans Midstream Corp.	230,294
8,200	Exxon Mobil Corp.	843,042
82,420	Kinder Morgan, Inc.	1,394,547
49,305	ONEOK, Inc.	3,365,066
28,300	Targa Resources Corp.	2,404,368
12,009	The Williams Companies, Inc.	416,232
		13,486,642
	Energy Equipment & Services - 3.82%
37,800	Archrock, Inc.	617,652
4,500	Cactus, Inc. - Class A	190,980
20,200	Halliburton Co.	720,130
5,600	Helmerich & Payne, Inc.	225,456
12,900	NOV, Inc.	251,679
18,100	Schlumberger NV	881,470
		2,887,367
	Independent Power and Renewable Electricity Producers - 2.02%
59,460	Clearway Energy, Inc. - Class A	1,335,471
11,560	The AES Corp.	192,821
		1,528,292
	Utilities - 25.57%
38,710	Alliant Energy Corp.	1,883,629
3,400	Ameren Corp.	236,538
22,149	American Electric Power Co., Inc.	1,730,723
100	American Water Works Co., Inc.	12,402
12,250	Atmos Energy Corp.	1,395,765
13,090	CenterPoint Energy, Inc.	365,735
2,300	Chesapeake Utilities Corp.	232,944
8,326	CMS Energy Corp.	475,914
2,590	Constellation Energy Corp.	315,980
7,794	DTE Energy Co.	821,643
5,090	Duke Energy Corp.	487,775
6,900	Entergy Corp.	688,344
15,000	Essential Utilities, Inc.	537,900
5,410	Evergy, Inc.	274,666
5,632	Eversource Energy	305,367
2,070	Exelon Corp.	72,057
3,600	IDACORP, Inc.	333,288
31,740	National Fuel Gas Co.	1,496,858
2,700	New Jersey Resources Corp.	110,241
13,915	ONE Gas, Inc.	853,963
41,600	PPL Corp.	1,089,920
17,820	Public Service Enterprise Group, Inc.	1,033,382
18,710	Sempra Energy	1,338,888
19,390	The Southern Co.	1,347,993
16,140	WEC Energy Group, Inc.	1,303,466
9,374	Xcel Energy, Inc.	561,221
		19,306,602
	TOTAL UNITED STATES COMMON STOCKS (Cost $38,522,563)	39,392,992

MASTER LIMITED PARTNERSHIPS - 28.22%
	Chemicals - 1.78%
57,490	Westlake Chemical Partners, LP	1,344,116
	Energy - 25.17%
40,174	Cheniere Energy Partners LP	2,126,008
375,000	Energy Transfer, LP	5,362,500
14,000	EnLink Midstream LLC (b)	168,840
170,934	Enterprise Products Partners, LP	4,574,194
39,468	Hess Midstream LP - Class A (b)	1,334,413
68,100	MPLX, LP	2,625,255
174,060	Plains GP Holdings LP - Class A (b)	2,816,291
		19,007,501
	Energy Equipment & Services - 0.25%
7,600	USA Compression Partners, LP	189,620
	Independent Power and Renewable Electricity Producers - 1.02%
25,698	NextEra Energy Partners, LP (b)	767,085
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $16,606,349)	21,308,322

CANADIAN COMMON STOCKS - 5.17%
	Energy - 2.55%
71,990	Keyera Corp.	1,741,318
4,556	TC Energy Corp.	179,643
		1,920,961
	Independent Power and Renewable Electricity Producers - 0.03%
1,400	Northland Power, Inc.	25,762
	Utilities - 2.59%
13,201	AltaGas, Ltd.	274,438
39,970	Atco, Ltd. - Class I	1,117,834
2,410	Canadian Utilities, Ltd. - Class A	54,924
900	Emera, Inc.	31,804
1,850	Fortis, Inc.	74,223
13,500	Hydro One, Ltd.	400,647
		1,953,870
	TOTAL CANADIAN COMMON STOCKS (Cost $4,046,352)	3,900,593

BRITISH COMMON STOCKS - 5.10%
	Energy - 4.86%
39,900	BP PLC - ADR	1,400,490
36,100	Shell PLC - ADR	2,271,051
		3,671,541
	Energy Equipment & Services - 0.24%
9,500	TechnipFMC PLC	183,730
	TOTAL BRITISH COMMON STOCKS (Cost $3,422,159)	3,855,271

FRENCH COMMON STOCKS - 2.94%
	Energy - 2.94%
34,100	TotalEnergies SE - ADR	2,222,638
	TOTAL FRENCH COMMON STOCKS (Cost $1,921,151)	2,222,638

ITALIAN COMMON STOCKS - 0.97%
	Utilities - 0.97%
108,594	Enel SpA - ADR	734,095
	TOTAL ITALIAN COMMON STOCKS (Cost $655,681)	734,095

SPANISH COMMON STOCKS - 0.13%
	Independent Power and Renewable Electricity Producers - 0.01%
380	EDP Renovaveis SA - ADR	6,181
	Utilities - 0.12%
1,940	Iberdrola SA - ADR	93,139
	TOTAL SPANISH COMMON STOCKS (Cost $100,983)	99,320

DANISH COMMON STOCKS - 0.03%
	Utilities - 0.03%
1,105	Orsted A/S - ADR	20,476
	TOTAL DANISH COMMON STOCKS (Cost $47,678)	20,476

SHORT TERM INVESTMENTS - 3.40%
	Money Market Funds - 3.40%
2,564,604	First American Treasury Obligations Fund, Class Z,
	Effective Yield, 5.21% (c)	2,564,604
	Total Short Term Investments (Cost $2,564,604)	2,564,604

	Total Investments in Securities (Cost $67,887,520) - 98.12%	74,098,311
	Other Assets in Excess of Liabilities - 1.88%	1,417,920
	NET ASSETS - 100.00%	$75,516,231

Percentages are stated as a percentage of net assets.

(a)	Non-income producing security.
(b)	This security has elected to be treated as a corporation for U.S. federal income tax purposes.
(c)	Seven-day yield as of January 31, 2024.
ADR	American Depositary Receipt
PLC	Public Limited Company

Schedule of Total Return Swaps
For each of the following total return swaps the Fund receives the total return on reference entity, the counterparty is BNP Paribas Prime Brokerage, Inc., the payment frequency is monthly, the financing rate is the daily OBFR (Overnight Bank Funding Rate) + 90 basis points and there were no upfront premiums paid or received.

The amount of $960,000 in cash was segregated with the custodian to cover the following total return swaps outstanding at January 31, 2024:

Long Total Return Equity Swaps	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)(2)
	American Water Works Co., Inc.
	06/19/2024	$ 36,515	$(1,877)
	Atmos Energy Corp.
	06/19/2024	371,901	(1,355)
	Cheniere Energy, Inc.
	06/19/2024	81,915	(118)
	Clearway Energy, Inc. - Class A
	06/19/2024	214,942	(11,075)
	DT Midstream, Inc.
	06/19/2024	275,145	(1,991)
	Enterprise Products Partners, LP
	06/19/2024	2,395,730	41,231
IDACORP, Inc.
	06/19/2024	104,518	(2,006)
	Kinder Morgan, Inc.
	06/19/2024	56,489	(2,094)
	New Jersey Resources Corp.
	06/19/2024	78,821	(2,659)
Sempra Energy
	06/19/2024	646,313	(26,733)
	The Williams Companies, Inc.
	06/19/2024	102,673	19
	Total	$4,364,962	$(8,658)

(1) The notional amount represents the U.S. dollar value of the contract as of the day of the opening of the transaction or latest contract reset date.
(2) Amounts include $36,474 of net dividends and financing costs.

EIP Growth and Income Fund
Notes to Schedule of Investments (unaudited)	January 31, 2024

Security Valuation: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) Global Market are valued, except as indicated below, at the last sale price or the NASDAQ Official Closing Price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from third party pricing services (“pricing service”). As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter (“OTC”) market, but excluding securities trading on the NASDAQ Global Market, are valued at the last sale price in the OTC market if the security is traded on that day, or, if the OTC security does not trade on a particular day, the OTC security is valued at the mean between the last quoted bid and ask prices. Debt securities are priced based upon valuations provided by a pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined under procedures adopted by the Board of Trustees of the Trust (the “Board”) in a manner designed to fairly reflect a fair market value of the security on the valuation date as described below.

The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Manager, acting pursuant to policies adopted by the Board, will estimate a fair value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust’s Board, and in accordance with the provisions of the 1940 Act.

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques.

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the values of each investment in each level as of January 31, 2024 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/2024	Price	Inputs	Inputs
ASSETS
United States Common Stock	$39,392,992	$39,392,992	$–	$–
Master Limited Partnerships	21,308,322	21,308,322	–	–
Canadian Common Stock	3,900,593	3,900,593	–	–
British Common Stock	3,855,271	3,855,271	–	–
French Common Stock	2,222,638	2,222,638	–	–
Italian Common Stock	734,095	734,095	–	–
Spanish Common Stock	99,320	99,320	–	–
Danish Common Stock	20,476	20,476	–	–
Short Term Investments	2,564,604	2,564,604	–	–
Other Financial Instruments*
Equity Contracts - Swaps	41,250	–	41,250	–
Total	$74,139,561	$74,098,311	$41,250	$–
LIABILITIES
Other Financial Instruments*
Equity Contracts - Swaps	(49,908)	–	(49,908)	–
Total	$(49,908)	$–	$(49,908)	$–

*Other Financial Instruments, such as swaps, are not reflected in the Schedule of Investments and are reflected at the unrealized appreciation (depreciation) on the instrument. Total Return Swaps can be located in the Schedule of Total Return Swaps.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund did not have any transfers in or out of Level 3 during the three months ended January 31, 2024. Transfers in and out of levels are recognized at market value at the end of the period.

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 securities, if applicable, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 securities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period.

Additionally, the fair value of investments may differ significantly from the values that would have been used had a market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.